Warrants (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items}
Schedule of assumptions used to calculate the fair value of the warrants

December 31, 2022
Volatility	12.5% – 38.0%
Discount rate	9.1% – 17.7%
Expected term	4.8 years

December 31, 2022
Volatility	4.7%
Discount rate	50.4%
Expected term	1.1 years

Warrant Classified As Equity
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items}
Schedule of warrants outstanding

The following warrants assumed from ACE were outstanding as of December 31, 2022:

Warrants to purchase	Shares	Exercise Price	Issuance Date	Expiration Date
Common Stock	11,499,987	$11.50	7/27/2020	11/21/2027

The following warrants were outstanding as of December 31, 2021:

Warrants to purchase	Shares	Exercise Price	Issuance Date	Expiration Date
Common Stock	31,121	$5.51	6/3/2020	6/3/2030
Common Stock	18,601	8.85	6/23/2021	6/22/2031
Common Stock	402,955	16.54	10/11/2021	10/11/2024
	452,677

Warrant Classified As Liability
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items}
Schedule of warrants outstanding

As of December 31, 2022, the Company has the following liability-classified warrants outstanding:

Warrants to purchase	# of Shares	Exercise Price	Issuance Date	Expiration Date
Common Stock	6,572	$16.17	10/13/2017	10/13/2027
Common Stock	4,759,536	$11.50	7/27/2020	11/21/2027
Common Stock	468,750	$11.50	7/27/2020	11/21/2027
Common Stock	891,714	$11.50	7/27/2020	11/21/2027
Common Stock	480,000	$11.50	7/27/2020	11/21/2027
	6,606,572

As of December 31, 2021, the Company has the following liability-classified warrants outstanding:

Warrants to purchase	Shares	Exercise Price	Issuance Date	Expiration Date
Common Stock	10,016	$6.74	11/24/2015	11/24/2025
Common Stock	4,453	6.74	11/22/2016	11/22/2026
Common Stock	6,573	16.19	10/13/2017	10/13/2027
Common Stock	18,417	5.51	1/29/2021	1/29/2031
Common Stock	90,948	8.85	6/24/2021	6/24/2031
	130,407

Schedule of liability-classified warrant activity

Fair Value
Warrants outstanding - January 1, 2022	$5,573
Warrants issued and modified	32,514
Assumed from ACE upon Closing	1,122
Exercised or converted to common stock upon Closing	(38,389)
Change in fair value, net	(431)
Warrants outstanding – December 31, 2022	$389

Fair Value
Warrants outstanding – January 1, 2021	$86
Warrants issued and modified	1,245
Change in fair value, net	4,242
Warrants outstanding – December 31, 2021	$5,573

Schedule of assumptions used to calculate the fair value of the warrants

December 31, 2021
Expected term	3.89 – 9.48	years
Expected volatility	64.29% – 64.44%
Risk-free interest rate	1.12% – 1.52%
Expected dividends	0%